Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%	100.00%
Actual allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	47.00%	38.00%
Actual allocation	50.00%	39.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	38.00%	47.00%
Actual allocation	36.00%	46.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%	15.00%
Actual allocation	14.00%	15.00%